Condensed Financial Information (Parent Company Only) (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Condensed Balance Sheets
(in thousands)

	As of December 31,
	2020	2019
Assets
Current assets:
Cash and cash equivalents	$466	$1,501
Total current assets	466	1,501
Non-current assets:
Due from affiliates	—	4,030
Investment in sub	146,158	114,212
Other long-term assets	124	125
Total non-current assets	146,282	118,367
Total assets	$146,748	$119,868
Liabilities and stockholders’ equity
Current liabilities:
Current liabilities	$—	$3,456
Total current liabilities	—	3,456
Non-current liabilities:
Non-current liabilities	—	6,200
Total non-current liabilities	—	6,200
Total liabilities	—	9,656
Commitments and contingencies (Note 12)
Stockholders’ equity:
Common stock, 0.01 par value, 150,000,000 shares authorized; 95,985,817 and 95,931,549 shares issued and outstanding at December 31, 2020 and 2019, respectively	960	959
Additional paid-in capital	165,666	160,375
Accumulated deficit	(19,878)	(51,122)
Total stockholders’ equity	146,748	110,212
Total liabilities and stockholders’ equity	$146,748	$119,868

Condensed Income Statement
Condensed Statements of Operations

	Year Ended December 31,
(Amounts in thousands, except share and per share data)	2020	2019	2018
Revenue	$—	$—	$—
Operating expenses	34	270	—
Total operating expenses	34	270	—
Operating Loss	(34)	(270)	—
Interest expense	184	2,653	2,551
Net loss before provision for income taxes	(218)	(2,923)	(2,551)
Provision for income taxes	—	4	88
Equity in net income (loss) of subsidiaries	31,462	11,164	(581)
Net income (loss)	$31,244	$8,245	$(3,044)